Mineral Property, Plant and Equipment (Narrative) (Details) $ in Millions				3 Months Ended	12 Months Ended
	Apr. 03, 2024 USD ($) shares	Apr. 03, 2024 USD ($) $ / shares shares	May 23, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment expense				$ 57.1
Share price (cad per share) | $ / shares						$ 26.52		$ 17.74
Depreciation, right-of-use assets					$ 6.2
Interest capitalized to mineral, property, plant and equipment					$ 7.7		$ 0.0
Capitalisation rate of borrowing costs eligible for capitalisation					7.03%
Construction in progress					$ 417.9	$ 417.9	299.0	$ 299.0
Phase 3+ Expansion Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to mineral, property, plant and equipment					$ 11.3		$ 0.0
Capitalisation rate of borrowing costs eligible for capitalisation					7.04%
Right of Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets					$ (41.5)	$ (41.5)
Orford Mining Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares iss | shares	0.005588
Number of shares in entity held by entity (in shares) | shares	61,660,902	61,660,902
Percentage of shares held by entity	27.50%
Common shares issued as part of consideration | shares	908,689	908,689
Share price (cad per share) | $ / shares		$ 19.87
Total consideration	$ 20.7	$ 20.7
Transaction costs	$ 1.0
Manitou Gold Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration			$ 16.7
Transaction costs			$ 0.2
Number of Alamos shares for each Manitou share held | shares			0.0035251
Ownership interest (in shares) | shares			65,211,077
Ownership interest, common stock (percentage)			0.19
Weighted average cost of capital, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital					0.05	0.05